Concentration of Risk (Details) - MYR (RM)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer Concentration [Member]
Concentration of Risk [Line Items]
Revenue	RM 83,013,286	RM 55,465,994
Vendor Concentration [Member] | One Vendor [Member]
Concentration of Risk [Line Items]
Cost of sales	RM 74,372,301	RM 49,602,598